Income Taxes (Components of income before tax and income tax expense for PRC and non-PRC operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Taxes [Abstract]
Income arising from PRC operations	¥ 159,318	$ 24,594	¥ 358,667	¥ 292,333
Profit/(loss) arising from non-PRC operations	(61,416)	(9,480)	(48,171)	23,278
Income before tax	97,902	15,114	310,496	315,611
Income tax expense relating to PRC operations	25,510	3,938	48,281	37,573
Income tax expense relating to non-PRC operations	7	1	96	15
Income tax expense	¥ 25,517	$ 3,939	¥ 48,377	¥ 37,588
Effective tax rate for PRC operations	16.00%	16.00%	13.50%	12.90%